Vessel Revenue, net and Voyage Expenses, Revenue from Charterers (Details) - Revenues [Member] - Customer Concentration Risk [Member]	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Customers Accounting for More than 10 Percent of Revenues [Member]
Revenues [Abstract]
Concentration risk percentage	96.00%	66.00%
Customer A [Member]
Revenues [Abstract]
Concentration risk percentage	31.00%	17.00%
Customer B [Member]
Revenues [Abstract]
Concentration risk percentage	26.00%	34.00%
Customer C [Member]
Revenues [Abstract]
Concentration risk percentage	15.00%	15.00%
Customer D [Member]
Revenues [Abstract]
Concentration risk percentage	14.00%	0.00%
Customer E [Member]
Revenues [Abstract]
Concentration risk percentage	10.00%	0.00%